Financial assets and liabilities (Details 2) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Loans and financing	$ 13,770	$ 12,471
Gross carrying amount [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	4,976	4,504
Gross carrying amount [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Loans and financing	9	9
Gross carrying amount [member] | Tjlp Tr Ipca Igp M And Cdi [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	196	250
Gross carrying amount [member] | Basket Of Currencies And Bonds In US$ Indexed To SOFR [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	153	153
Gross carrying amount [member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	66	81
Gross carrying amount [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	8,253	7,253
Gross carrying amount [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	117	221
At fair value [member]
IfrsStatementLineItems [Line Items]
Loans and financing	14,076	13,079
At fair value [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	5,296	4,950
At fair value [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Loans and financing	8	9
At fair value [member] | Tjlp Tr Ipca Igp M And Cdi [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	196	250
At fair value [member] | Basket Of Currencies And Bonds In US$ Indexed To SOFR [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	163	168
At fair value [member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	69	85
At fair value [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	8,227	7,404
At fair value [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	$ 117	$ 213